April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.2%
Corporate — 1.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/55	$1,200	$ 1,272,894
Series D, 5.00%, 03/01/55	1,040	1,093,533
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,185	1,206,622
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	1,155	1,199,949
		4,772,998
Utilities(a) — 2.8%
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 01/01/56	5,515	5,649,646
Series B, 5.25%, 03/01/55	3,390	3,542,117
		9,191,763
Total Municipal Bonds in Alabama		13,964,761
California(a) — 0.9%
Corporate — 0.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	1,375	1,414,131
Transportation — 0.5%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	1,760	1,692,756
Total Municipal Bonds in California		3,106,887
Georgia — 1.7%
Corporate — 1.7%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	350	352,017
Series C, 5.00%, 12/01/54(a)	5,000	5,177,226
Total Municipal Bonds in Georgia		5,529,243
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	580	593,018
Kentucky — 1.7%
Corporate — 1.7%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	5,495	5,749,396
New York — 155.1%
Corporate — 5.0%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	830	944,731
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,500	6,140,568
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	740	734,823
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,370	1,358,161
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	2,215	2,295,129
Security	Par (000)	Value
Corporate (continued)
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	$2,165	$ 2,195,247
AMT, 5.00%, 10/01/40	3,080	3,095,354
		16,764,013
County/City/Special District/School District — 23.2%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	665	716,126
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,290	1,380,307
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,565	1,661,909
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,495	1,550,408
Series A, Sustainability Bonds, 5.00%, 11/01/53	620	636,949
City of New York, GO
Series A, 5.00%, 08/01/51	1,325	1,355,073
Series A-1, 4.00%, 09/01/46	1,975	1,796,577
Series A-1, 5.00%, 08/01/47	2,410	2,476,071
Series B, 5.25%, 10/01/47	4,605	4,840,150
Series E, 5.00%, 08/01/54	1,160	1,193,316
Series F-1, 5.00%, 04/01/45	4,950	5,021,212
Series F-1, 4.00%, 03/01/47	2,270	2,065,321
Series G-1, 5.25%, 02/01/50	830	874,462
Sub-Series D-1, 5.50%, 05/01/46	1,140	1,219,594
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,735	2,522,109
Series B, (AGM), 5.00%, 07/01/49	570	580,690
County of Nassau New York, Refunding GOL
Series B, (AGM), 5.00%, 04/01/40	1,795	1,866,399
Series B, (AGM), 5.00%, 04/01/49	1,430	1,458,689
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/39(c)	1,380	711,208
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,600	3,233,244
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	3,440	3,558,132
Series B-1, 5.00%, 08/01/45	6,575	6,633,913
Sub-Series E-1, 5.00%, 02/01/43	1,645	1,659,689
Series F-1, Subordinate, 5.00%, 02/01/44	355	369,246
New York City Transitional Finance Authority, RB
Series B, 4.38%, 05/01/53	2,320	2,185,670
Series C, 5.50%, 05/01/53	1,775	1,874,544
Series H-1, 5.50%, 11/01/51	1,240	1,343,135
Series B, Subordinate, 5.25%, 05/01/50	2,745	2,869,196
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,185	885,239
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,623,434
Series B, Sub Lien, 0.00%, 11/15/48	2,665	689,113
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	475,013
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,315	599,387
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	5,075	5,043,466
Series 1, 3.00%, 02/15/42	925	725,106
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,460	1,002,754
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,300	1,114,789
Series A, 5.25%, 05/15/52	3,315	3,455,041

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB (continued)
Series A, 4.25%, 05/15/58	$3,345	$ 3,062,860
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,000	975,681
		77,305,222
Education — 15.7%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	740	343,360
4.00%, 07/01/51	765	354,960
Build NYC Resource Corp., RB, 5.00%, 09/01/59(b)	1,325	1,157,927
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	660	652,585
Series A, 5.00%, 06/01/43	450	449,990
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	750,450
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	570	579,969
5.00%, 07/01/52	1,365	1,385,872
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,655	1,468,783
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	2,290	2,362,705
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	350	338,131
Series A, 4.00%, 07/01/50	12,085	10,855,222
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	3,500	3,960,737
Series A, 5.00%, 07/01/46	410	406,516
Sustainability Bonds, 5.00%, 07/01/50	1,325	1,344,852
Series A, Sustainability Bonds, 5.00%, 07/01/48	500	514,338
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,030	1,026,913
Series A, 5.00%, 07/01/46	2,645	2,645,067
Series A, 5.00%, 07/01/48	5,600	5,599,851
Series A, 4.00%, 07/01/49	360	299,789
Series A, 5.50%, 07/01/54	3,310	3,542,583
Onondaga Civic Development Corp., RB, 12/01/56(f)	1,135	1,215,944
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,490	1,569,221
5.00%, 12/01/39	2,650	2,777,186
4.00%, 12/01/47	1,350	1,216,529
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	5,050	5,076,039
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	450	460,288
		52,355,807
Health — 9.0%
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,400	2,408,988
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,191,746
Class A, 5.50%, 07/01/47	765	707,455
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,325	1,329,655
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	500	444,167
Security	Par (000)	Value
Health (continued)
Monroe County Industrial Development Corp., RB (continued)
Series A, 5.00%, 12/01/37	$1,180	$ 1,180,002
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,150	1,071,312
4.00%, 12/01/39	475	436,465
4.00%, 12/01/46	4,595	3,898,412
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	865	905,421
Series 1-A, 4.00%, 07/01/51	3,350	3,007,500
Series A, 4.00%, 07/01/50	895	774,135
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	380	312,687
4.25%, 05/01/52	3,645	3,354,565
5.00%, 05/01/52	4,875	4,965,389
Series 1, 4.00%, 07/01/47	2,660	2,456,837
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	460	460,364
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	510	507,907
5.00%, 07/01/56	570	535,434
		29,948,441
Housing — 12.6%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	5,265	5,107,432
Series A, Sustainability Bonds, 4.75%, 11/01/48	365	347,868
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	2,650	2,561,205
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	685	658,269
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	1,045	1,021,469
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	250	254,157
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	1,025	982,984
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	1,160	1,085,254
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.35%, 11/01/44	415	389,043
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	660	614,961
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	1,160	1,076,781
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	825	797,359
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,880	1,821,422
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	3,660	3,629,180
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	5,185	5,069,382
Series F-1A, Sustainability Bonds, 5.00%, 11/01/59	1,265	1,259,932
Series G, Sustainability Bonds, 4.75%, 11/01/48	1,650	1,588,760
Series S, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	225	221,515
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	2,970	2,785,279
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	550	550,070
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	$1,310	$ 1,314,296
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	515	505,361
Series C-1, Sustainability Bonds, (SONYMA), 4.75%, 11/01/53	370	364,446
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,410	3,343,910
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,055	1,047,905
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	3,760	3,519,347
		41,917,587
State — 15.1%
Empire State Development Corp., RB
Series A, 4.00%, 03/15/45	5,265	4,878,552
Series A, 5.00%, 03/15/46	3,320	3,456,570
Empire State Development Corp., Refunding RB, 4.00%, 03/15/46	4,090	3,735,915
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/40	3,700	3,740,093
Series A, 5.00%, 03/15/44	5,225	5,308,636
Series A, 5.00%, 03/15/45	2,700	2,739,110
Series A, 5.00%, 03/15/52	3,775	3,893,047
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,190	1,228,536
Series B, 5.00%, 03/15/54	4,115	4,233,882
Series D, 5.00%, 02/15/48	1,755	1,792,765
New York State Housing Finance Agency, RB, M/F Housing, Series A-1, Sustainability Bonds, 5.00%, 06/15/54	1,655	1,685,872
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/46	8,230	8,523,986
Series A, 5.00%, 03/15/48	5,000	5,146,541
		50,363,505
Tobacco — 1.9%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,823,076
5.00%, 06/01/48	680	645,292
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	260	232,171
Series A-2B, 5.00%, 06/01/51	1,015	897,032
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,500	1,425,701
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,680	1,467,790
		6,491,062
Transportation — 53.0%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,565	1,571,310
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	3,760	3,810,482
Series A, (AGM), 4.00%, 02/15/47	2,425	2,213,361
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB
Series B-1, Sustainability Bonds, 5.25%, 11/15/57	3,305	3,332,149
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB (continued)
Series B-2, Sustainability Bonds, 5.00%, 11/15/47	$7,540	$ 7,835,198
Series B-2, Sustainability Bonds, 5.00%, 11/15/48	785	813,560
Metropolitan Transportation Authority, RB
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,590	1,377,356
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,720	2,307,990
Metropolitan Transportation Authority, Refunding RB
Series B, 5.25%, 11/15/55	1,920	1,921,019
Sub-Series C-1, 5.00%, 11/15/34	1,845	1,852,275
Series A, Sustainability Bonds, 5.50%, 11/15/47	3,410	3,597,613
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,760	1,504,064
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,765	3,748,698
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,500	1,540,177
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,202,293
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	570	571,273
New York State Thruway Authority, RB, Series A, Junior Lien, 5.00%, 01/01/41	2,480	2,489,105
New York State Thruway Authority, Refunding RB
Series P, 5.00%, 01/01/49	830	859,026
Series B, Subordinate, 4.00%, 01/01/50	2,645	2,335,115
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,660	1,725,847
AMT, 5.00%, 12/01/35	3,405	3,539,055
AMT, 5.00%, 12/01/36	1,720	1,779,408
AMT, 5.00%, 12/01/41	450	451,244
Series A, AMT, 5.00%, 07/01/41	1,655	1,639,108
Series A, AMT, 5.00%, 07/01/46	6,745	6,656,200
Series A, AMT, 5.25%, 01/01/50	8,845	8,733,262
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,510	1,270,557
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	825	866,000
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	4,810	4,772,267
AMT, Sustainability Bonds, 5.50%, 06/30/54	2,680	2,719,916
AMT, Sustainability Bonds, 6.00%, 06/30/54	4,240	4,438,813
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,415	3,439,554
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,710	1,724,074
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/25	2,690	2,703,962
Series B, AMT, (AGC), 5.00%, 12/31/54(g)	1,705	1,039,319
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	3,340	3,372,492
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,850	1,865,369
Series 221, AMT, 4.00%, 07/15/55	1,145	978,534
Port Authority of New York & New Jersey, Refunding ARB
Series 240, 5.00%, 07/15/53	1,660	1,692,631
Series 244, 5.00%, 07/15/54	810	829,658
AMT, 5.00%, 10/15/34	1,660	1,669,900
Series 177, AMT, 4.00%, 01/15/43	285	245,168
Series 206, AMT, 5.00%, 11/15/47	3,310	3,238,847
Series 223, AMT, 5.00%, 07/15/56	825	808,637
Series 231, AMT, 5.50%, 08/01/52	1,375	1,411,746
Series 234, AMT, 5.50%, 08/01/52	4,520	4,612,183
Port Authority of New York & New Jersey, Refunding RB
Series 226, AMT, 5.00%, 10/15/39	3,105	3,207,565
Series 242, AMT, 5.00%, 12/01/39	680	695,159

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB (continued)
Series 242, AMT, 5.00%, 12/01/48	$1,660	$ 1,658,756
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	3,735	3,853,683
Series A, 5.25%, 12/01/54	4,120	4,290,933
Series A, 5.50%, 11/15/57	660	694,974
Series A-1, 4.00%, 11/15/54	3,410	2,935,989
Sub-Series B-1, 5.00%, 11/15/48	1,530	1,583,568
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	4,760	4,824,686
Series A-1, 5.00%, 05/15/51	1,460	1,490,503
Series B, 5.00%, 11/15/37	8,225	8,432,429
Series C, 5.00%, 05/15/47	3,925	4,043,228
Series C, 4.13%, 05/15/52	7,080	6,379,826
Series C, 5.25%, 05/15/52	4,650	4,830,529
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	1,530	1,605,254
Series C, Sustainability Bonds, 5.25%, 11/15/42	615	666,375
Triborough Bridge & Tunnel Authority, Refunding RB, CAB(c)
Series B, 0.00%, 11/15/28	3,215	2,865,877
Series B, 0.00%, 11/15/32	7,670	5,781,613
		176,946,762
Utilities — 19.6%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	4,645	4,700,279
5.00%, 09/01/47	450	452,257
Series E, Sustainability Bonds, 5.00%, 09/01/48	625	641,202
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,335	2,388,649
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	750	754,608
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55	9,510	10,103,381
Series DD, 5.00%, 06/15/47	2,250	2,245,442
Series GG, 5.00%, 06/15/48	1,330	1,364,035
Sub-Series CC-1, 5.25%, 06/15/54	4,490	4,711,101
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	5,860	6,207,455
Series EE, 5.00%, 06/15/45	2,250	2,337,493
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	5,385	5,528,953
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	5,170	4,630,608
Series A, Sustainability Bonds, 4.00%, 11/15/55	5,505	4,877,227
Series A, Sustainability Bonds, 4.00%, 11/15/60	470	409,184
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	3,410	3,548,740
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	2,595	2,684,194
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	925	788,562
Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	$5,880	$ 6,120,424
Series 2, Sustainability Bonds, 5.00%, 06/15/53	720	746,657
		65,240,451
Total Municipal Bonds in New York		517,332,850
Puerto Rico — 2.2%
State — 2.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,495	2,299,328
Series A-1, Restructured, 5.00%, 07/01/58	583	554,023
Series A-2, Restructured, 4.78%, 07/01/58	390	356,364
Series A-2, Restructured, 4.33%, 07/01/40	1,045	979,963
Series B-1, Restructured, 4.75%, 07/01/53	460	418,372
Series B-2, Restructured, 4.78%, 07/01/58	601	551,006
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,358	2,038,265
Total Municipal Bonds in Puerto Rico		7,197,321
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,280	3,479,743
Total Municipal Bonds — 167.0% (Cost: $560,477,231)		556,953,219
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 1.4%
Transportation — 1.4%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	4,500	4,560,417
Total Municipal Bonds in New York		4,560,417
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.4% (Cost: $4,526,549)		4,560,417
Total Long-Term Investments — 168.4% (Cost: $565,003,780)		561,513,636

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(i)(j)	11,691,297	$ 11,692,466
Total Short-Term Securities — 3.5% (Cost: $11,692,466)		11,692,466
Total Investments — 171.9% (Cost: $576,696,246)		573,206,102
Other Assets Less Liabilities — 1.8%		5,952,993
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.7)%		(2,264,942)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (73.0)%		(243,361,317)
Net Assets Applicable to Common Shares — 100.0%		$ 333,532,836

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 6,514,268	$ 5,178,198 (a)	$ —	$ —	$ —	$ 11,692,466	11,691,297	$ 169,097	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	123	06/18/25	$ 13,826	$ (289,404)
U.S. Long Bond	114	06/18/25	13,306	(92,823)
5-Year U.S. Treasury Note	77	06/30/25	8,419	(156,798)
				$ (539,025)

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 556,953,219	$ —	$ 556,953,219
Municipal Bonds Transferred to Tender Option Bond Trusts	—	4,560,417	—	4,560,417
Short-Term Securities
Money Market Funds	11,692,466	—	—	11,692,466
	$11,692,466	$561,513,636	$—	$573,206,102
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (539,025)	$ —	$ —	$ (539,025)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,250,000)	$—	$(2,250,000)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)
	$—	$(245,850,000)	$—	$(245,850,000)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
Portfolio Abbreviation (continued)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Portfolio Abbreviation (continued)
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency